INVESTMENTS IN SECURITIES (Tables)	12 Months Ended
Mar. 31, 2017
INVESTMENTS IN SECURITIES
Schedule of information regarding securities classified as available-for-sale securities

	Thousands of Yen
		Gross	Gross
		unrealized	unrealized
March 31, 2016	Cost	gain	loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥431,550	¥—	¥539,100
Debt securities	102,441	—	1,621	100,820
Total	¥209,991	¥431,550	¥1,621	¥639,920

March 31, 2017
Available-for-sale securities:
Equity securities	¥107,550	¥392,850	¥—	¥500,400

Schedule of fair value and gross unrealized losses of available-for-sale securities

Thousands of Yen
	Less than 12 months		More than 12 months
		Gross unrealized		Gross unrealized
March 31, 2016	Fair value	loss	Fair value	loss
Debt securities	¥—	¥—	¥100,820	¥1,621